SCHEDULE OF INVESTMENT IN JOINT VENTURE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Investments In Health 360 Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Investments in Health 360 Pte Ltd	$ 366	$ 379